Provisions, contingencies and other commitments	12 Months Ended
Dec. 31, 2017
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Provisions, contingencies and other commitments

Note 32 – Provisions, contingencies and other commitments

Provision	12/31/2017	12/31/2016
Civil	5,300	5,172
Labor	7,283	7,232
Tax and social security	7,003	8,246
Other	150	259

Total	19,736	20,909

Current	4,974	4,434
Non-current	14,762	16,475

ITAÚ UNIBANCO HOLDING, as a result of the ordinary course of its business, may be a party to legal lawsuits of labor, civil and tax nature. The contingencies related to these lawsuits are classified as follows:

a)	Contingent assets: there are no contingent assets recorded.

b)	Provisions and contingencies: The criteria to quantify contingencies are adequate in relation to the specific characteristics of civil, labor and tax lawsuits portfolios, as well as other risks, taking into consideration the opinion of its legal advisors, the nature of the lawsuits, the similarity with previous lawsuits and the prevailing previous court decisions.

•	Civil lawsuits

In general, contingencies arise from claims related to the revision of contracts and compensation for damages and pain and suffering and the lawsuits are classified as follows:

Collective lawsuits (related to claims of a similar nature and with individual amounts that are not considered significant): contingencies are determined on a monthly basis and the expected amount of losses is accrued according to statistical references that take into account the nature of the lawsuit and the characteristics of the court (Small Claims Court or Regular Court). Contingencies and provisions are adjusted to reflect the amounts deposited as guarantee for their execution when realized.

Individual lawsuits (related to claims with unusual characteristics or involving significant amounts): These are periodically calculated based on the calculation of the amount claimed. Probability of loss, which is estimated based on the characteristics of the lawsuit. The amounts considered as probable losses are recorded as provisions.

It should be mentioned that ITAÚ UNIBANCO HOLDING is a party to specific lawsuits related to the collection of understated inflation adjustments to savings accounts resulting from economic plans implemented in the 80’s and 90’s as a measure to combat inflation.

Although ITAÚ UNIBANCO HOLDING complied with the rules in effect at the time, the company is a defendant in lawsuits filed by individuals that address this topic, as well as in class actions filed by: (i) consumer protection associations; and (ii) the Public Prosecution Office on behalf of savings account holders. With respect to these lawsuits, ITAÚ UNIBANCO HOLDING records provisions when it is served and when the individuals apply to enforce the decision rendered by the Judicial Branch, using the same criteria adopted to determine provisions for individual lawsuits.

The Federal Supreme Court (STF) has issued some decisions favorable to savings account holders, but it has not established its understanding with respect to the constitutionality of the economic plans and their applicability to savings accounts. Currently, the appeals involving these matters are suspended, as determined by the STF, until it pronounces a final decision.

In December 2017, through mediation of the Federal Attorney’s Office (AGU) and supervision of the Central Bank of Brazil (BCB), savers (represented by two civil associations, FEBRAPO and IDEC) and FEBRABAN entered into an instrument of agreement aiming at resolving lawsuits related to economic plans, and Itaú has already adhered to its terms. For effectiveness and validity of the agreement, it needs to be approved by the STF, which is expected to occur in the first half of 2018. As from that approval, the savers will have 24 months to adhere to the terms of the agreement.

No amount is recorded as a provision in relation to Civil lawsuits which likelihood of loss is considered possible, which total estimated risk is R$ 3,494 (R$ 3,388 at 12/31/2016), in this amount there are no values resulting from interests in joint ventures.

•	Labor claims

Contingencies arise from lawsuits in which labor rights provided for in labor legislation specific to the related profession are discussed, such as: overtime, salary equalization, reinstatement, transfer allowance, pension plan supplement, among others, are discussed. These lawsuits are classified as follows:

Collective lawsuits (related to claims considered similar and with individual amounts that are not considered relevant): The expected amount of loss is determined and accrued on a monthly basis in accordance with a statistical share pricing model and is reassessed taking into account the court rulings. These contingencies are adjusted to the amounts deposited as guarantee for their execution when realized.

Individual lawsuits (related to claims with unusual characteristics or involving significant amounts): These are periodically calculated based on the calculation of the amount claimed. Probability of loss which, in turn, is estimated in accordance with the actual and legal characteristics related to that lawsuit.

No amount is recorded as a provision for labor claims for which the likelihood of loss is considered possible, and for which the total estimated risk is R$ 122 (R$ 79 at 12/31/2016).

•	Other risks

These are quantified and recorded as provisions mainly based on the evaluation of agribusiness credit transactions with joint obligation and FCVS (Salary Variations Compensation Fund) credits transferred to Banco Nacional.

The table below shows the changes in the balances of provisions for civil, labor and other provision and the respective escrow deposit balances:

	01/01 to 12/31/2017
	Civil	Labor	Other	Total
Opening balance	5,172	7,232	259	12,663
Balance arising from Corpbanca acquisition (Note 3)	(1)	—	—	(1)
Balance arising from the acquisition of Citibank operations (Note 3)	39	284	—	323
(-) Contingencies guaranteed by indemnity clause (Note 2.4.q)	(256)	(1,066)	—	(1,322)
Subtotal	4,954	6,450	259	11,663
Interest (Note 26)	99	613	—	712
Changes in the period reflected in results (Note 26)	1,420	2,357	(109)	3,668

Increase (*)	1,962	2,592	4	4,558
Reversal	(542)	(235)	(113)	(890)
Payment	(1,416)	(3,135)		(4,551)
Subtotal	5,057	6,285	150	11,492
(+) Contingencies guaranteed by indemnity clause (Note 2.4.q)	243	998	—	1,241
Closing balance	5,300	7,283	150	12,733

Escrow deposits at 12/31/2017 (Note 20a)	1,457	2,200	—	3,657

(*)	Civil provisions include the provision for economic plans amounting to R$ 184.

	01/01 to 12/31/2016
	Civil	Labor	Other	Total
Opening balance	5,227	6,132	135	11,494
Balance arising from the merger with Corpbanca (Note 3)	2	5	133	140
(-) Contingencies guaranteed by indemnity clause (Note 2.4.q)	(236)	(1,089)	—	(1,325)
Subtotal	4,993	5,048	268	10,309
Interest (Note 26)	248	625	—	873
Changes in the period reflected in results (Note 26)	1,241	2,946	(9)	4,178

Increase (*)	1,901	3,149	(7)	5,043
Reversal	(660)	(203)	(2)	(865)
Payment	(1,566)	(2,453)	—	(4,019)
Subtotal	4,916	6,166	259	11,341
(+) Contingencies guaranteed by indemnity clause (Note 2.4.q)	256	1,066	—	1,322
Closing balance	5,172	7,232	259	12,663

Escrow deposits at 12/31/2016 (Note 20a)	1,541	2,337	—	3,878

(*)	Civil provisions include the provision for economic plans amounting to R$ 408.

•	Tax and social security lawsuits

ITAÚ UNIBANCO HOLDING classify as legal liability the lawsuits filed to discuss the legality and unconstitutionality of the legislation in force, which are the subject matter of a provision, regardless of the probability of loss.

Tax contingencies correspond to the principal amount of taxes involved in tax, administrative or judicial challenges, subject to tax assessment notices, plus interest and, when applicable, fines and charges. A provision is recognized whenever the likelihood of loss is probable.

The table below shows the changes in the balances of provisions and respective balance of escrow deposits for tax and social security lawsuits:

Provision	01/01 to 12/31/2017	01/01 to 12/31/2016
Opening balance	8,246	7,500
(-) Contingencies guaranteed by indemnity clause	(69)	(65)
Subtotal	8,177	7,435
Interest (1)	613	737
Changes in the period reflected in results	(27)	68
Increase (1)	452	287
Reversal (1)	(479)	(219)
Payment (2)	(1,826)	(63)
Subtotal	6,937	8,177
(+) Contingencies guaranteed by indemnity clause	66	69
Closing balance	7,003	8,246

(1)	The amounts are included in the headings Tax Expenses, General and Administrative Expenses and Current Income Tax and Social Contribution;
(2)	Includes the adhesion to PERT (Special Tax Regularization Program) which allowed the use of deferred tax assets.

Escrow deposits	01/01 to 12/31/2017	01/01 to 12/31/2016
Opening balance	4,847	4,339
Appropriation of interest	344	383
Changes in the period	(3)	125
Deposits made	240	217
Withdrawals	(202)	(66)
Deposits released	(41)	(26)
Closing balance (Note 20a)	5,188	4,847

Reclassification of assets pledged as collateral for contingencies (Note 32d)	(18)	—
Closing balance after reclassification	5,170	4,847

Main discussions related to the provisions recognized for Tax and Social Securities Lawsuits are described as follows:

•	CSLL – Isonomy – R$ 1,289: discussing the lack of constitutional support for the increase, establishes by Law nº 11,727/08, of the CSLL rate for financial and insurance companies from 9% to 15%. The balance of the deposit in court totals R$ 1,273;

•	PIS and COFINS – Calculation basis – R$ 687: defending the levy of PIS and COFINS on revenue, a tax on revenue from the sales of assets and services. The balance of the deposit in court totals R$ 601;

Off-balance sheet contingencies

The amounts involved in tax and social security lawsuits for which the likelihood of loss is possible are not recognized as a provision. The estimated amounts at risk in the principal tax and social security lawsuits with a likelihood of loss deemed possible, which total R$ 19,595, are described below:

•	INSS – Non-compensatory amounts – R$ 5,220: defends the non-levy of this contribution on these amounts, among which are profit sharing, stock options, transportation vouchers and sole bonuses;

•	IRPJ and CSLL – Goodwill – Deduction – R$ 2,580: the deductibility of goodwill with future expected profitability on the acquisition of investments;

•	PIS and COFINS – Reversal of Revenues from Depreciation in Excess – R$ 1,658: discussing the accounting and tax treatment granted to PIS and COFINS upon settlement of leasing operations;

•	IRPJ, CSLL, PIS and COFINS – Requests for offsetting dismissed—R$ 1,650: cases in which the liquidity and the ability of offset credits are discussed;

•	IRPJ and CSLL – Interest on capital – R$ 1,487: defending the deductibility of interest on capital declared to stockholders based on the Brazilian long term interest rate (TJLP) on the stockholders’ equity for the year and for prior years;

•	ISS – Banking Institutions – R$ 1,123: these are banking operations, revenue from which may not be interpreted as prices for services rendered, and/or which arises from activities not listed under Supplementary Law No. 116/03 or Decree Law No. 406/68.

•	IRPJ and CSLL – Deductibility of Losses in Credit Operations – R$ 705 – Assessments to require the payment of IRPJ and CSLL due to the alleged non-observance of the legal criteria for the deduction of losses upon the receipt of credits.

c)	Receivables—Reimbursement of contingencies

The Receivables balance arising from reimbursements of contingencies totals R$ 1,065 (R$ 1,128 at 12/31/2016) (Note 20a). This value is derived basically from the guarantee in the privatization process of the Banco Banerj S.A. which occurred 1997, where the State of Rio de Janeiro created a fund to guarantee civil, labor and tax contingencies.

d)	Assets pledged as collateral for contingencies

Assets pledged as collateral for contingencies refer to lawsuits involving contingent liabilities and are restricted or in escrow deposits, as shown in the table below:

	12/31/2017	12/31/2016
Financial assets held for trading and Available-for-sale financial assets	962	950
(basically financial treasury bills)
Escrow deposits (Note 20a)	4,585	4,537

ITAÚ UNIBANCO HOLDING’s litigation provisions are long-term, considering the time required to conclude legal cases through the court system in Brazil, which prevents the disclosure of a deadline for their conclusion.

The legal advisors, believe that ITAÚ UNIBANCO HOLDING is not a party to this or any other administrative proceedings or lawsuits that could significantly affect the results of its operations.

e)	Programs for Settlement or Installment Payment of Municipal Taxes

ITAÚ UNIBANCO conglomerate companies adhered to the Installment Payment Incentive Program – PPI, established by a number of Municipality Authorities, among which are São Paulo and Rio de Janeiro (Laws No. 16.680/17 and No. 6.156/17, respectively).

The programs permitted to regularize tax or other debts, with discounts on interest and fine amounts.

f)	Special Tax Regularization Program—PERT

In the federal levels, ITAÚ UNIBANCO conglomerate companies adhered to the Special Tax Regularization Program—PERT, established by Law No. 13.496, of October 24, 2017, related to tax and social security debts management by the Federal Revenue Service and by the General Attorney’s Office of the National Treasury.